Right-of-Use Assets (Tables) - Right-of-use assets [member]	12 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Summary of Right-of-Use Assets

	2022 A$	2021 A$
Cost	854,500	2,374,100
Accumulated depreciation	(185,142)	(1,511,384)
	669,358	862,716

Opening balance July 1	862,716	771,029
Addition of new property being rented	-	854,500
Depreciation (a)	(193,358)	(762,813)
Closing balance June 30	669,358	862,716

Summary of Depreciation Disclosed in Consolidated Statement of Profit or Loss and Other Comprehensive Income
a)
Depreciation is disclosed in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as follows

	2022 A$	2021 A$	2020 A$
Continuing operations	193,358	762,813	748,571
Discontinued operations	-	-	116,075
	193,358	762,813	864,646